SUBSIDIARY PUBLIC ISSUERS - Financial Information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Revenues		$ 23,100	$ 21,039	$ 17,931
Net income (loss) attributable to partnership		1,091	391	432
Statement of financial position [abstract]
Current assets		11,978	9,607
Non-current assets		116,172	94,983
Current liabilities		15,260	10,903
Non-current liabilities		77,350	63,834
Redeemable Partnership Units held by Brookfield		2,017	1,926
BIPC exchangeable shares and class A.2 exchangeable shares		1,440	1,355
Exchangeable units	[1]	61	62
Perpetual subordinated notes		293	293
In operating subsidiaries	[2]	26,086	20,568
Preferred unitholders		729	918
Our partnership
Statement of comprehensive income [abstract]
Revenues		0	0	0
Net income (loss) attributable to partnership		449	57	102
Statement of financial position [abstract]
Current assets		0	0
Non-current assets		5,911	5,915
Current liabilities		0	0
Non-current liabilities		0	0
Redeemable Partnership Units held by Brookfield		0	0
BIPC exchangeable shares and class A.2 exchangeable shares		0	0
Exchangeable units		0	0
Perpetual subordinated notes		0	0
In operating subsidiaries		0	0
Preferred unitholders		0	0
The Fincos
Statement of comprehensive income [abstract]
Revenues		0	0	0
Net income (loss) attributable to partnership		0	0	0
Statement of financial position [abstract]
Current assets		0	0
Non-current assets		0	0
Current liabilities		0	0
Non-current liabilities		4,212	3,392
Redeemable Partnership Units held by Brookfield		0	0
BIPC exchangeable shares and class A.2 exchangeable shares		0	0
Exchangeable units		0	0
Perpetual subordinated notes		0	0
In operating subsidiaries		0	0
Preferred unitholders		0	0
BIPC Holdings
Statement of comprehensive income [abstract]
Revenues		0	0	0
Net income (loss) attributable to partnership		(3)	34	775
Statement of financial position [abstract]
Current assets		0	0
Non-current assets		4,604	4,962
Current liabilities		0	0
Non-current liabilities		458	815
Redeemable Partnership Units held by Brookfield		0	0
BIPC exchangeable shares and class A.2 exchangeable shares		0	0
Exchangeable units		0	0
Perpetual subordinated notes		0	0
In operating subsidiaries		0	0
Preferred unitholders		0	0
Subsidiaries of our partnership other than the Issuers
Statement of comprehensive income [abstract]
Revenues		0	0	0
Net income (loss) attributable to partnership		1,094	357	(343)
Statement of financial position [abstract]
Current assets		0	0
Non-current assets		9,520	8,530
Current liabilities		0	0
Non-current liabilities		0	0
Redeemable Partnership Units held by Brookfield		0	0
BIPC exchangeable shares and class A.2 exchangeable shares		0	0
Exchangeable units		0	0
Perpetual subordinated notes		0	0
In operating subsidiaries		0	0
Preferred unitholders		0	0
Consolidating adjustments
Statement of comprehensive income [abstract]
Revenues		23,100	21,039	17,931
Net income (loss) attributable to partnership		(449)	(57)	$ (102)
Statement of financial position [abstract]
Current assets		11,978	9,607
Non-current assets		96,137	75,576
Current liabilities		15,260	10,903
Non-current liabilities		72,680	59,627
Redeemable Partnership Units held by Brookfield		2,017	1,926
BIPC exchangeable shares and class A.2 exchangeable shares		1,440	1,355
Exchangeable units		61	62
Perpetual subordinated notes		293	293
In operating subsidiaries		26,086	20,568
Preferred unitholders		$ 729	$ 918

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
[2]	As at December 31, 2025 and 2024, $1.8 billion and $1.7 billion, respectively, of capital contributed by non-controlling shareholders in our Indian telecom tower operation has been excluded from partnership capital, and classified as a liability